Travel accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts Payable And Accrued Expenses [Line Items]
Travel accounts payable	$ 355,387	$ 287,426
Hotels and other travel providers
Accounts Payable And Accrued Expenses [Line Items]
Travel accounts payable	253,092	200,006
Canceled reservations pending payment to travelers
Accounts Payable And Accrued Expenses [Line Items]
Travel accounts payable	44,504	44,657
Airlines
Accounts Payable And Accrued Expenses [Line Items]
Travel accounts payable	49,654	36,070
Other suppliers
Accounts Payable And Accrued Expenses [Line Items]
Travel accounts payable	$ 8,137	$ 6,693